OTHER INCOME, BY FUNCTION (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Other Operating Income [Abstract]
Schedule of other income by function
Other income, by function is as follows:

	For the year ended December 31,
	2024	2023	2022
	ThUS$	ThUS$	ThUS$

Tours	60,437	36,297	24,068
Aircraft leasing	—	—	18,164
Customs and warehousing	37,710	27,553	30,323
Maintenance	5,632	7,784	7,995
Income from non-airlines products LATAM Pass (*)	35,904	15,148	23,954
Other miscellaneous income	60,986	61,859	49,782	(**)
Total	200,669	148,641	154,286
(*)During the twelve months period ended December 31, 2024, the Company reclassified income from non-airline redemption products Latam Pass from revenue to other income. Prior year comparative amounts for the twelve months period ended December 31, 2023, which totaled approximately US$4.7 million (US$3.7 million in 2022), were not material and as a result were not revised to conform to the current year presentation.
(**) Additionally, this item included within this amount ThUS$30,408 in December 31, 2022 related to the compensation of Delta Air Lines Inc. for the JBA signed during 2019.